FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value of Financial Instruments - Additional Information (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2023
Interest Rate Swap
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Fixed-to-floating interest-rate swap	$ 425	$ 425	$ 400